WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Institutional Emerging Markets Fund

Wells Fargo Advantage Overseas Fund

Institutional Class

Supplement dated October 20, 2006, to the

Prospectus dated February 1, 2006.

Effective at the close of business on October 19, 2006, the Wells Fargo Advantage Institutional Emerging Markets Fund was liquidated, therefore, effective immediately, all references to the Fund are hereby deleted.

101007 10-06	IEIT106/P304SP2 10-06

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND

WELLS FARGO ADVANTAGE INSTITUTIONAL EMERGING MARKETS FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

WELLS FARGO ADVANTAGE OVERSEAS FUND

Supplement dated October 20, 2006, to the Statement of Additional Information dated August 31, 2006,

as previously supplemented October 3, 2006.

Institutional Emerging Markets Fund

Effective at the close of business on October 19, 2006, the Wells Fargo Advantage Institutional Emerging Markets Fund was liquidated, therefore, effective immediately, all references to the Fund are hereby deleted.

The following information was contained within the October 3, 2006, supplement and is included herewith for your convenience.

Effective immediately, the following information replaces the fee schedule stated for the International Value Master Portfolio found in the section entitled “Investment Sub-Advisers” beginning on page 24.

Master Portfolio	Sub-Adviser	Asset Level/Fee
International Value Portfolio	LSV	First $150M	0.35%
Next $350M	0.40%
Next $250M	0.35%
Next $250M	0.325%
Over $1B	0.30%

101008 10-06	IEM1006/SUP003 10-06